LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

COMMON STOCKS — 99.8%	Shares	Fair Value
Communications — 14.0%
Alphabet, Inc., Class A	975	$ 198,920
AT&T, Inc.	3,671	87,112
Comcast Corporation, Class A	843	28,375
Fox Corporation, Class A	537	27,484
Interpublic Group of Companies, Inc. (The)	765	21,933
Meta Platforms, Inc., Class A	332	228,807
Netflix, Inc.(a)	14	13,675
News Corporation, Class A	1,594	44,823
Uber Technologies, Inc.(a)	516	34,495
Verizon Communications, Inc.	940	37,027
Warner Bros Discovery, Inc.(a)	6,948	72,537
		795,188
Consumer Discretionary — 13.3%
Amazon.com, Inc.(a)	1,159	275,471
Copart, Inc.(a)	118	6,836
Ford Motor Company	6,718	67,717
O'Reilly Automotive, Inc.(a)	7	9,061
Pool Corporation	30	10,327
Royal Caribbean Cruises Ltd.	39	10,397
Tesla, Inc.(a)	806	326,108
Tractor Supply Company	198	10,763
Wynn Resorts Ltd.	397	34,480
		751,160
Consumer Staples — 5.7%
Coca-Cola Company (The)	483	30,661
Constellation Brands, Inc., Class A	58	10,486
Costco Wholesale Corporation	66	64,672
Kenvue, Inc.	3,400	72,386
Keurig Dr Pepper, Inc.	1,046	33,577
Monster Beverage Corporation(a)	488	23,770
Walmart, Inc.	908	89,130
		324,682
Energy — 0.8%
Exxon Mobil Corporation	215	22,969
Schlumberger N.V.	566	22,798
		45,767
Financials — 14.8%
Arthur J Gallagher & Company	32	9,658
Blackrock, Inc.	108	116,154
Blackstone, Inc.	265	46,934
Brown & Brown, Inc.	361	37,782
Charles Schwab Corporation (The)	330	27,298
Franklin Resources, Inc.	2,235	49,706
Huntington Bancshares, Inc.	4,317	74,252
JPMorgan Chase & Company	668	178,557
KeyCorporation	4,013	72,154
KKR & Company, Inc.	359	59,978
PNC Financial Services Group, Inc. (The)	144	28,937
Regions Financial Corporation	2,918	71,900
Truist Financial Corporation	600	28,572
W R Berkley Corporation	659	38,769
		840,651

(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Health Care — 7.3%
Bristol-Myers Squibb Company	448	$ 26,410
Cencora, Inc.	30	7,626
Cigna Group (The)	28	8,238
CVS Health Corporation	149	8,416
Elevance Health, Inc.	22	8,705
Eli Lilly & Company	220	178,438
Gilead Sciences, Inc.	85	8,262
Intuitive Surgical, Inc.(a)	71	40,603
Pfizer, Inc.	3,858	102,314
UnitedHealth Group, Inc.	21	11,392
Vertex Pharmaceuticals, Inc.(a)	23	10,619
		411,023
Industrials — 4.4%
AMETEK, Inc.	149	27,499
CSX Corporation	2,500	82,176
Deere & Company	54	25,734
Delta Air Lines, Inc.	145	9,754
Fastenal Company	383	28,051
JB Hunt Transport Services, Inc.	221	37,840
PACCAR, Inc.	71	7,872
Southwest Airlines Company	489	15,017
Teledyne Technologies, Inc.(a)	25	12,783
		246,726
Materials — 2.4%
Air Products and Chemicals, Inc.	113	37,884
Amcor PLC	7,859	76,390
Dow, Inc.	533	20,814
		135,088
Real Estate — 0.1%
Texas Pacific Land Corporation - REIT	5	6,486

Technology — 31.6%+
Adobe, Inc.(a)	26	11,374
Advanced Micro Devices, Inc.(a)	974	112,935
Apple, Inc.	773	182,427
Arista Networks Inc(a)	379	43,672
Broadcom, Inc.	489	108,201
CDW Corporation	45	8,961
Cisco Systems, Inc.	838	50,783
EPAM Systems, Inc.(a)	37	9,397
Fair Isaac Corporation(a)	13	24,357
Garmin Ltd.	55	11,872
Gen Digital, Inc.	2,607	70,154
Hewlett Packard Enterprise Company	630	13,350
HP, Inc.	1,741	56,583
Intel Corporation	2,791	54,229
Juniper Networks, Inc.	1,094	38,137
Micron Technology, Inc.	164	14,963
Microsoft Corporation	932	386,835
NVIDIA Corporation	2,288	274,720
Palantir Technologies, Inc., Class A(a)	2,515	207,462
Palo Alto Networks, Inc.(a)	44	8,114
Salesforce, Inc.	117	39,979
Seagate Technology Holdings PLC	321	30,932
ServiceNow, Inc.(a)	7	7,129
Super Micro Computer, Inc.(a)	637	18,167

(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Technology — 31.6%+ - continued
Visa, Inc., Class A	23	$ 7,861
		1,792,594
Utilities — 5.4%
CenterPoint Energy, Inc.	981	31,951
Constellation Energy Corporation	27	8,099
Dominion Energy, Inc.	649	36,078
Exelon Corporation	782	31,280
FirstEnergy Corporation	1,714	68,217
NiSource, Inc.	456	17,009
PPL Corporation	2,090	70,225
Vistra Corporation	269	45,200
		308,059

Total Common Stocks (Cost $5,243,919)		5,657,424

Total Investments — 99.8% (Cost $5,243,919)		5,657,424

Other Assets in Excess of Liabilities — 0.2%		13,849

TOTAL NET ASSETS — 100.0%		$ 5,671,273

LTD	- Limited Company
N.V.	- Naamloze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.